Note 10 - Goodwill - Components of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016
Balance	$ 305,680	$ 286,121
Goodwill	52,954	43,373	$ 99,561
Goodwill disposed during the year		(111)
Foreign exchange	(9,759)	(23,703)
Balance	348,006	305,680	286,121
Other items	(869)
Goodwill				$ 377,589
Accumulated impairment loss				(29,583)
Goodwill (note 10)	348,006	305,680	286,121	348,006
Americas [Member]
Balance	106,797	69,820
Goodwill	19,665	39,627
Goodwill disposed during the year
Foreign exchange	558	(2,650)
Balance	126,417	106,797	69,820
Other items	(603)
Goodwill				152,688
Accumulated impairment loss				(26,271)
Goodwill (note 10)	106,797	69,820	69,820	126,417
EMEA [Member]
Balance	154,356	167,304
Goodwill	33,289	3,322
Goodwill disposed during the year		(111)
Foreign exchange	(10,236)	(16,159)
Balance	177,143	154,356	167,304
Other items	(266)
Goodwill				180,455
Accumulated impairment loss				(3,312)
Goodwill (note 10)	154,356	167,304	167,304	177,143
Asia Pacific [Member]
Balance	44,527	48,997
Goodwill		424
Goodwill disposed during the year
Foreign exchange	(81)	(4,894)
Balance	44,446	44,527	48,997
Other items
Goodwill				44,446
Accumulated impairment loss
Goodwill (note 10)	$ 44,527	$ 48,997	$ 48,997	$ 44,446